                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

     TRUST SHARES OF THE ARCH TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO, INTERMEDIATE CORPORATE BOND PORTFOLIO, BOND INDEX PORTFOLIO,
 GOVERNMENT & CORPORATE BOND PORTFOLIO, SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO, MISSOURI TAX-EXEMPT BOND PORTFOLIO, NATIONAL MUNICIPAL BOND PORTFOLIO, EQUITY
  INCOME PORTFOLIO, EQUITY INDEX PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO, GROWTH EQUITY PORTFOLIO, SMALL CAP EQUITY PORTFOLIO, SMALL CAP EQUITY INDEX
        PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND BALANCED PORTFOLIO

                         SUPPLEMENT DATED JULY 14, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998

         1. The following supplements the discussion included in "Investment Objectives, Policies and Risk Considerations - Risk Factors" on pages 43-45 of the Prospectus:

         EUROPEAN CURRENCY UNIFICATION. Many European countries are about to adopt a single European currency, the euro. On January 1, 1999, the euro will become legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank will be created to manage the monetary policy of the new unified region. On the same date, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

         This change is likely to significantly impact the European capital markets in which the International Equity Portfolio invests and may result in the Portfolio facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Portfolio's net asset value per share.


         2. The following is added as the fourth paragraph under the section entitled "Other Information Concerning the Fund and Its Shares - Miscellaneous" on page 72 of the Prospectus.

         YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.


                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998

         1. The section entitled "Purchase of Shares - The Money Market Portfolios" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 58 of the Prospectus is amended and restated to read as follows:

         A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The fourth paragraph of the section entitled "Redemption of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 59-60 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally are wired to the financial institution on the next Business Day.

                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

            TRUST SHARES OF THE ARCH TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO

                         SUPPLEMENT DATED JULY 14, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


         The following is added as the fourth paragraph under the section entitled "Other Information Concerning the Fund and Its Shares - Miscellaneous" on page 33 of the Prospectus:

         YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.


                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998

         1. The last paragraph of the section entitled "Purchase of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 21-22 of the Prospectus is amended and restated to read as follows:

         A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The last paragraph of the section entitled "Redemption of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 22-23 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Shares with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally are wired to the financial institution on the next Business Day.

                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

        INSTITUTIONAL SHARES OF THE ARCH TREASURY MONEY MARKET PORTFOLIO,
          MONEY MARKET PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO,
          INTERMEDIATE CORPORATE BOND PORTFOLIO, BOND INDEX PORTFOLIO,
         GOVERNMENT & CORPORATE BOND PORTFOLIO, EQUITY INCOME PORTFOLIO,
            EQUITY INDEX PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO,
              GROWTH EQUITY PORTFOLIO, SMALL CAP EQUITY PORTFOLIO,
             SMALL CAP EQUITY INDEX PORTFOLIO, INTERNATIONAL EQUITY
                        PORTFOLIO AND BALANCED PORTFOLIO

                         SUPPLEMENT DATED JULY 14, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998

         1. The following supplements the discussion included in "Investment Objectives, Policies and Risk Considerations - Risk Factors" on pages 31-32 of the Prospectus:

         EUROPEAN CURRENCY UNIFICATION. Many European countries are about to adopt a single European currency, the euro. On January 1, 1999, the euro will become legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank will be created to manage the monetary policy of the new unified region. On the same date, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

         This change is likely to significantly impact the European capital markets in which the International Equity Portfolio invests and may result in the Portfolio facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Portfolio's net asset value per share.

         2. The following is added as the fourth paragraph under the section entitled "Other Information Concerning the Fund and Its Shares - Miscellaneous" on page 56 of the Prospectus:

         YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.

                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


         1. The section entitled "Purchase of Shares - The Money Market Portfolios" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 43 of the Prospectus is amended and restated to read as follows:

         A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The fourth paragraph of the section entitled "Redemption of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 44 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally are wired to the financial institution on the next Business Day.

                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

    INVESTOR A SHARES AND INVESTOR B SHARES OF THE ARCH TREASURY MONEY MARKET
      PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO, INTERMEDIATE CORPORATE BOND PORTFOLIO,
          BOND INDEX PORTFOLIO, GOVERNMENT & CORPORATE BOND PORTFOLIO, SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO, MISSOURI TAX-EXEMPT BOND PORTFOLIO,
          NATIONAL MUNICIPAL BOND PORTFOLIO, EQUITY INCOME PORTFOLIO,
           EQUITY INDEX PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO,
  GROWTH EQUITY PORTFOLIO, SMALL CAP EQUITY PORTFOLIO, SMALL CAP EQUITY INDEX
        PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND BALANCED PORTFOLIO

                         SUPPLEMENT DATED JULY 14, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998

         1. The following supplements the discussion included in "Investment Objectives, Policies and Risk Considerations - Risk Factors" on pages 50-53 of the Prospectus:

         EUROPEAN CURRENCY UNIFICATION. Many European countries are about to adopt a single European currency, the euro. On January 1, 1999, the euro will become legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank will be created to manage the monetary policy of the new unified region. On the same date, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

         This change is likely to significantly impact the European capital markets in which the International Equity Portfolio invests and may result in the Portfolio facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Portfolio's net asset value per share.


         2. The following is added at the end of the section entitled "How to Purchase and Redeem Shares Applicable Sales Charges - Investor B Shares of the CDSC Portfolios - Exemptions from the contingent deferred sales charge" on page 69 of the Prospectus:

In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Automatic Withdrawal Plan, subject to the limitations set forth under "Automatic Withdrawal Plan (AWP)" below.

         3. The third and sixth sentences of the section entitled "How to Purchase and Redeem Shares -- Automatic Withdrawal Plan (AWP)" on page 73 of the Prospectus are deleted and replaced with the following:

No contingent deferred sales charge will be assessed on redemptions of Investor B Shares of a Portfolio made through an AWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly, semi-annual and annual AWP redemptions of Investor B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3%, 6% and 12%, respectively, of an account's net asset value on the redemption date. AWP redemptions of Investor B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge.


         4. The following is added as the fourth paragraph under the section entitled "Other Information Concerning the Fund and Its Shares - Miscellaneous" on page 86 of the Prospectus:

         YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.


                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998

         1. The first paragraph of the section entitled "Effective Time of Purchase" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 65 of the Prospectus is amended and restated to read as follows:

         A purchase order for the Money Market Portfolios received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds or other immediately available funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The second paragraph of the section entitled "Redemption by Telephone" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 72-73 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Investor A Shares and/or Investor B Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally will be sent electronically the same day (or mailed by check the next Business Day) to the organization that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally will be sent electronically on the next Business Day (or mailed by check the second Business Day thereafter).


                                      - 3 -